Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for Income Taxes
The provision for income taxes was as follows:

Year Ended December 31	2012	2011	2010
Current
United States
Federal	$17.5	$24.2	$37.4
State	9.6	2.8	3.2
Non-United States	155.3	176.5	126.3
Total current	182.4	203.5	166.9
Deferred
United States
Federal	(20.4)	(2.3)	(81.1)
State	0.5	3.3	(2.9)
Non-United States	8.3	23.8	15.5
Total deferred	(11.6)	24.8	(68.5)
Total provision	$170.8	$228.3	$98.4

Effective Income Tax Rate Reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2012	2011	2010
Income tax based on statutory rate	$128.9	$168.0	$(57.8)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	6.7	5.2	(0.6)
Non-United States tax rate difference	40.8	40.6	38.7
Repatriation of non-United States earnings	(16.9)	11.1	(4.8)
Change in valuation reserve	4.7	(3.3)	11.7
Non-deductible goodwill impairment charge	—	—	109.1
Other, net	6.6	6.7	2.1
Tax provision	$170.8	$228.3	$98.4

Components of Future Income Tax Benefits (Expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2012	2011
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.8	$10.7
Employee compensation payable	20.3	26.8
Pension and postretirement benefits	(3.0)	(5.6)
Other	32.5	22.0
Valuation allowance	(4.9)	(2.9)
	56.7	51.0
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	19.9	22.5
Pension and postretirement benefits	58.7	55.0
Intangible assets	(118.1)	(126.4)
Net operating losses	149.0	144.9
Other	82.7	103.5
Valuation allowance	(126.2)	(116.3)
	66.0	83.2
Total future tax benefits	$122.7	$134.2
Current tax asset	$60.6	$52.4
Current tax liability	(3.9)	(1.4)
Noncurrent tax asset	84.4	102.7
Noncurrent tax liability	(18.4)	(19.5)
Total future tax benefits	$122.7	$134.2

Net Operating Loss Carryforwards
We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $483.4 and $310.9, respectively, as of December 31, 2012. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States — State
2013	$1.9	$2.0
2014	7.0	7.6
2015	7.1	4.1
2016	10.5	2.9
2017	5.6	6.2
Thereafter	134.7	288.1
No expirations	316.6	—
Total net operating loss carryforwards	$483.4	$310.9

Unrecognized Tax Benefit Activity
The following table summarizes the activity related to our unrecognized tax benefits during 2012, 2011 and 2010:

	2012	2011	2010
Gross unrecognized tax benefits, beginning of year	$25.0	$25.0	$41.7
Increases in prior year tax positions	5.8	0.9	3.0
Decreases in prior year tax positions	(0.8)	(1.5)	(2.0)
Increases for current year tax positions	3.1	2.5	—
Expiration of statute of limitations and audit settlements	(6.7)	(1.9)	(17.7)
Gross unrecognized tax benefits, end of year	$26.4	$25.0	$25.0
Potential interest and penalties	2.1	2.0	1.4
Balance, end of year	$28.5	$27.0	$26.4